Consolidated Statement of Comprehensive Income/(Loss) of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net profit/(loss)	€ 37,514	€ (93,335)	€ (211,841)
Items that may be reclassified subsequently to profit or loss
Currency translation differences from foreign operations	2,464	3,514	(6,689)
Total comprehensive income/(loss) for the year	39,978	(89,821)	(218,530)
Attributable to:
Equity holders of the parent	39,978	(89,821)	(217,973)
Non-controlling interest	€ 0	€ 0	€ (557)